                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                      Supplement dated February 20, 2004
      to the Prospectus dated May 1, 2003, as supplemented August 14, 2003, August 20, 2003, September 30, 2003, November 10, 2003, December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective as of the close of business on February 27, 2004, the Fund will be publicly offered on a limited basis. As a consequence, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of February 27, 2004.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus.

"ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                  CLASS A          CLASS B           CLASS C          CLASS R
----------------------------------------------------------------------------------------------
Management Fees                     0.70%            0.70%             0.70%            0.70%

Distribution and/or
Service (12b-1) Fees                0.35(5)          1.00              1.00             0.50

Other Expenses                      0.38             0.38              0.38             0.38

Total Annual Fund                   1.43             2.08              2.08             1.58
Operating Expenses

----------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited bases to certain investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.33%. This agreement may be modified or discontinued at any time."

The following information is included under the heading "OTHER INFORMATION" on page 5 of the Prospectus:

"LIMITED FUND OFFERING

Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for the fund, the fund is limiting public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

The following types of investors may continue to invest in the fund if they are invested in the fund on February 27, 2004 and remain invested in the fund after that date:

         (i)      Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii)    The following plans and programs:

                  o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code)";

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

The following types of investors may open new accounts in the fund, if approved by the distributor:

                  o Retirement plans maintained pursuant to Section 401 of the Code;

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                          INSTITUTIONAL CLASS SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                       Supplement dated February 20, 2004
      to the Prospectus dated May 1, 2003, as supplemented August 14, 2003, August 20, 2003, November 10, 2003, December 5, 2003, December 16, 2003 and
                                January 16, 2004

Effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund will be publicly offered on a limited basis. As a consequence, only certain investors will be able to purchase shares of AIM Mid Cap Core Equity Fund. The changes set forth below will be effective as of February 27, 2004.

The following information is added after the section entitled "OTHER INFORMATION
- FUND CLOSURE (SMALL CAP GROWTH)" on page 9 of the Prospectus:

"LIMITED FUND OFFERING ( MID CAP CORE EQUITY)

Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for AIM Mid Cap Core Equity Fund, the fund is limiting public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

The following types of investors may continue to invest in the fund if they are invested in the fund as of the date on which the fund limited public sales of its shares to certain investors and remain invested in the fund after that date:

         (i)      Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii)    The following plans and programs:

                  o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code)";

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

The following types of investors may open new accounts in the fund, if approved by the distributor:

                  o Retirement plans maintained pursuant to Section 401 of the Code;

                  o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

                  o Retirement plans maintained pursuant to Section 457 of the Code;

                  o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

                  o        Qualified Tuition Programs maintained pursuant to
                           Section 529 of the Code.

Such plans and programs that are considering the funds as investment options should contact the distributor for approval.

The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                     (SERIES PORTFOLIO OF AIM GROWTH SERIES)

                       Supplement dated February 20, 2004
       to the Statement of Additional Information dated November 4, 2003, as supplemented December 16, 2003, January 7, 2004 and January 16, 2004

Effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund will be offered on a limited basis. As a consequence, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of February 27, 2004.

The following paragraph is added after the third paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

     "Effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Mid Cap Core Equity Fund if they are invested in the Fund on February 27, 2004 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to
     Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of AIM Distributors. Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Mid Cap Core Equity Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval."

The following paragraph is added after the first paragraph under the heading entitled "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 63 of the Statement of Additional Information:

     "AIM Distributors will reduce this payment for Class A shares of AIM Mid Cap Core Equity Fund from 0.35% to 0.25% per annum during the period that AIM Mid Cap Core Equity Fund is offered on a limited basis to certain investors."

The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                          INSTITUTIONAL CLASS SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                     (SERIES PORTFOLIO OF AIM GROWTH SERIES)

                       Supplement dated February 20, 2004
          to the Statement of Additional Information dated May 1, 2003, as supplemented May 29, 2003, June 12, 2003, October 21, 2003, December 16, 2003
                              and January 16, 2004

Effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund will be publicly offered on a limited basis. As a consequence, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of February 27, 2004.

The following paragraph is added after the third paragraph appearing under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

         "Effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Mid Cap Core Equity Fund if they are invested in the Fund on February 27, 2004 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of AIM Distributors. Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Mid Cap Core Equity Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval."

The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.